RISK MANAGEMENT AND FINANCIAL INSTRUMENTS - Cash Obligations (Details) - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Accounts payable and accrued liabilities	$ 1,539	$ 1,086
Due to related parties	835	588
Other long-term liabilities – concession payments	1,764	1,530
Lease liabilities	727	526
Non-recourse borrowings	26,839	21,117
Gross of Unamortized Financing Fees and Accumulated Amortization
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Accounts payable and accrued liabilities	1,197	1,086
Financial instrument liabilities	2,282	2,229
Due to related parties	1,540	587
Lease liabilities	768	559
Corporate borrowings	2,843	2,556
Non-recourse borrowings	27,020	22,321
Interest payable on borrowings	16,751	10,172
Total	52,417	39,530
Gross of Unamortized Financing Fees and Accumulated Amortization | Concession Payments
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Other long-term liabilities – concession payments	16	20
Gross of Unamortized Financing Fees and Accumulated Amortization | Less than 1 year
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Accounts payable and accrued liabilities	1,197	1,086
Financial instrument liabilities	401	559
Due to related parties	835	586
Lease liabilities	41	30
Corporate borrowings	183	249
Non-recourse borrowings	4,752	2,027
Interest payable on borrowings	2,651	1,368
Total	10,061	5,907
Gross of Unamortized Financing Fees and Accumulated Amortization | Less than 1 year | Concession Payments
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Other long-term liabilities – concession payments	1	2
Gross of Unamortized Financing Fees and Accumulated Amortization | 2-5 years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Accounts payable and accrued liabilities	0	0
Financial instrument liabilities	871	1,018
Due to related parties	705	1
Lease liabilities	193	116
Corporate borrowings	679	664
Non-recourse borrowings	9,474	7,904
Interest payable on borrowings	7,123	4,141
Total	19,049	13,850
Gross of Unamortized Financing Fees and Accumulated Amortization | 2-5 years | Concession Payments
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Other long-term liabilities – concession payments	4	6
Gross of Unamortized Financing Fees and Accumulated Amortization | > 5 years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Accounts payable and accrued liabilities	0	0
Financial instrument liabilities	1,010	652
Due to related parties	0	0
Lease liabilities	534	413
Corporate borrowings	1,981	1,643
Non-recourse borrowings	12,794	12,390
Interest payable on borrowings	6,977	4,663
Total	23,307	19,773
Gross of Unamortized Financing Fees and Accumulated Amortization | > 5 years | Concession Payments
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Other long-term liabilities – concession payments	$ 11	$ 12